Consolidated Statements of Cash Flows $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Cash flows from operating activities:
Net income	$ 23,560
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	(8,682)
Depreciation and amortization	60,482
Stock-based compensation expense	21,544
Amortization of debt issuance costs	3,618
Accretion of asset retirement obligations	138
Loss on extinguishment of debt	16,417
Changes in operating assets and liabilities:
Restricted cash	539
Accounts receivable	(4,489)
Other current assets	(451)
Other long-term assets	(690)
Customer deposits	(539)
Accrued compensation	(1,382)
Accounts payable and accrued other expenses	(4,352)
Estimated liability for refunds and appeals	2,821
Other long-term liabilities	146
Other	(335)
Net cash provided by operating activities	108,345
Cash flows from investing activities:
Expenditures for property and equipment	(22,578)
Other investing activities	1,181
Net cash provided by (used in) investing activities	(21,397)
Cash flows from financing activities:
Net proceeds from issuance of common stock	226,963
Proceeds from exercise of stock options	56
Proceeds from issuance of debt	800,000
Dividends paid	(150,000)
Payment of debt issuance costs	(6,327)
Repayment of debt	(1,062,850)
Net cash (used in) provided by financing activities	(192,158)
Effect of foreign exchanges on cash and cash equivalents	(385)
Net (decrease) increase in cash and cash equivalents	(105,595)
Cash and cash equivalents at beginning of period	149,365
Cash and cash equivalents at end of the period	43,770
Supplemental disclosures of cash flow information:
Cash paid for income taxes	24,377
Cash paid for interest	35,927
Noncash investing activities (accrued property and equipment purchases)	12,000
Noncash financing activities (accrued debt issuance costs)	$ 979